INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax				21.00%
Income tax rate		20.20%	14.80%
Statutory income tax		25.00%	25.00%
Income tax description		The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax
Deferred tax assets		$ 0	$ 0
Sichuan Wetouch Technology Co. Ltd. [Member]
IncomeTaxDisclosureLineItems [Line Items]
Income tax description		On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023
Domestic Enterprises And Foreign Investmen tEnterprises [Member]
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax		25.00%
HONG KONG
IncomeTaxDisclosureLineItems [Line Items]
Income tax rate		16.50%
PRC [Member]
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax	25.00%	25.00%